Stockholder's Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Schedule of warrant activity

The was no warrant activity for the three months ended March 31, 2019:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding at December 31, 2018	46,201,477	$0.08	1.9 Years

Outstanding at March 31, 2019	46,201,477	$0.08	1.6 Years

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life
Outstanding at January 1, 2017	51,138,697	$0.11	2.8 Years
Granted	1,153,846	$0.14	5.0 Years
Exercised/Cancelled	(4,128,000)	$0.08
Outstanding at December 31, 2017	48,164,543	$0.11	2.9 Years
Granted	2,470,267	$0.14	5.0 Years
Exercised/Cancelled	(4,333,333)	$0.05	—
Outstanding at December 31, 2018	46,201,477	$0.08	1.9 Years

Schedule of black - scholes option-pricing model valuation assumption

The Company did not grant any stock options in the first three months of 2019. During the year ended December 31, 2018, the Company determined the grant date fair value of the options granted using the Black Scholes Method. The following assumptions were used in the year ended December 31, 2018:

Expected Volatility – 79-93%

Expected Term – 2.5 – 5.9 Years

Risk Free Rate – 2.4 – 3.0%

Dividend Rate – 0.00%

	2018	2017
Expected Volatility	79.0% to 93.0%	79.0% to 93.0%
Expected Term	2.5 – 5.9 Years	2.5 – 5.9 Years
Risk Free Rate	2.42% – 3.00%	1.16% to 1.49%
Dividend Rate	0.00%	0.00%

Schedule of outstanding stock options

Activity related to stock options for the three months ended March 31, 2019 is summarized as follows:

		Weighted Average	Weighted Average
	Number of	Exercise	Contractual	Aggregate
	Shares	Price	Term (Yrs.)	Intrinsic Value
Outstanding as of December 31, 2018	106,253,339	$0.20	7.4	$1,989,163
Granted	—	—
Forfeitures	—	—
Outstanding as of March 31, 2019	106,253,339	0.20	7.1	$1,989,163
Exercisable as of March 31, 2019	97,165,278	$0.20	7.1	$1,886,038

	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Term (Yrs.)	Aggregate Intrinsic Value

Outstanding as of January 1, 2017	86,925,000	$0.21	8.7	$7,698,650
Granted	21,250,000	$0.11	10.0	$7,475,000
Forfeited	(4,966,669)	$0.08	—	$—
Outstanding as of December 31, 2017	103,208,331	$0.19	9.5	$10,023,400
Granted	6,220,000	$0.22	10.0	$2,868,750
Exercised	(3,174,992)	$0.13	—	$—
Outstanding as of December 31, 2018	106,253,339	$0.20	8.3	$11,457,291
Exercisable as of December 31, 2018	92,925,694	$0.20	7.4	$3,316,208

Schedule of stock option

The following table summarizes stock option information as of March 31, 2019:

		Weighted Average
		Contractual
Exercise Price	Outstanding	Life (Yrs.)	Exercisable

$0.00001	3,500,000	6.5	3,500,000
0.05	32,783,339	7.3	30,720,833
0.10	27,200,000	7.5	25,811,111
0.12	970,000	9.5	—
0.13	250,000	8.6	83,333
0.15	2,800,000	6.6	2,800,000
0.22	2,750,000	8.8	750,000
0.25	2,500,000	8.6	1,166,667
0.26	500,000	9.1	—
0.29	1,000,000	8.0	333,334
0.40	1,000,000	6.9	1,000,000
0.45	31,000,000	6.6	31,000,000

	106,253,339	7.1	97,165,278

Exercise Price	Outstanding	Weighted Average Contractual Life (Yrs.)	Exercisable
$0.0001	3,500,000	6.8	3,500,000
$0.05	32,783,339	7.6	28,314,583
$0.1	27,200,000	7.8	24,977,778
$0.12	970,000	9.8	—
$0.13	250,000	8.8	83,333
$0.15	2,800,000	6.9	2,800,000
$0.22	2,750,000	9.0	750,000
$0.25	2,500,000	8.9	500,000
$0.26	500,000	9.3	—
$0.29	1,000,000	8.3	—
$0.4	1,000,000	7.2	1,000,000
$0.45	31,000,000	6.9	31,000,000
		7.4
	106,253,339		92,925,694